Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties
Short-term compensation	R$ 51,814	R$ 54,396	R$ 62,285
Stock compensation	62,952	35,165	18,424
Post-employment benefits	4,767	4,206	4,035
Termination benefits	0	1,007	0
Total	R$ 119,533	R$ 94,774	R$ 84,744